RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Total	Rp 413	Rp 59
% of total property and equipment purchased	1.36%	0.20%
Pembangunan perumahan
Transactions with related parties
Total	Rp 309
% of total property and equipment purchased	1.02%
INTI
Transactions with related parties
Total	Rp 104	Rp 57
% of total property and equipment purchased	0.34%	0.19%
Other related entities
Transactions with related parties
Total		Rp 2
% of total property and equipment purchased		0.01%